As filed with the Securities and Exchange Commission on January 15, 1997
                                                Registration No. 33-97598
                                                                 811-9102


                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549



                                 FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   (x)
                  Post-Effective Amendment No. 7                    (x)
                                    and
                     REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940                (x)
                               Amendment No. 10                      (x)
                      (Check appropriate box or boxes)

                           WEBS INDEX FUND, INC.
            (Exact name of registrant as specified in charter)

                  c/o PFPC Inc.                       19809
             400 Bellevue Parkway                  (Zip Code)
             Wilmington, Delaware
  (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (302) 791-3239

                                 Nathan Most
                                 President
                             WEBS Index Fund, Inc.
                                c/o PFPC Inc.
                           400 Bellevue Parkway
                          Wilmington, Delaware 19809
                  (Name and Address of Agent for Service)

                                  Copies to:

                            Donald R. Crawshaw, Esq.
                               Sullivan & Cromwell
                                125 Broad Street
                            New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)

_x_  immediately upon filing pursuant to paragraph (b)
___  on (date) pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on (date) pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice and Opinion for the Registrant's fiscal year ended August 31, 1996 was filed on October 25, 1996.



                     CROSS REFERENCE SHEET
                   (as required by Rule 495)

N-1A Item No.                                 Location
PART A
Item 1. Cover Page............................Cover Page
Item 2. Synopsis..............................Summary Expenses
Item 3. Condensed Financial Information.......Financial Highlights
Item 4. General Description of Registrant.....Cover Page; WEBS Index Fund,
                                              Inc. and its Investment
                                              Objective; Investment
                                              Policies; General Information
Item 5. Management of the Fund................Summary Expenses; Management
                                              of the Fund
Item 6. Management's Discussion of Fund
                          Performance.........Not Applicable
Item 7. Purchase of Securities Being Offered..Management of the Fund;
                                              Exchange Listing and Trading
                                              of WEBS; Purchase and Issuance
                                              of WEBS in Creation Units
Item 8. Redemption or Repurchase..............Redemption of WEBS in Creation
                                              Units
Item 9. Pending Legal Proceedings.............Not Applicable
PART B
Item 10.Cover Page............................Cover Page
Item 11.Table of Contents.....................Table of Contents
Item 12.General Information and History.......General Description of the Fund
Item 13.Investment Objectives and Policies....Investment Policies
                                              and Restrictions; Brokerage
                                              Transactions
Item 14.Management of the Fund................Management of the Fund;
                                              Investment Advisory,
                                              Management, Administrative and
                                              Distribution Services
Item 15.Control Persons and Principal
                Holders of Securities.........Management of the Fund;
                                              Investment Advisory,Management,
                                              Administrative and Distribution
                                              Services
Item 16.Investment Advisory and Other
                             Services.........Management of the Fund;
                                              Investment Advisory,
                                              Management, Administrative and
                                              Distribution Services; Counsel
                                              and Independent Auditors
Item 17.Brokerage Allocation..................Brokerage Transactions
Item 18.Capital Stock and Other Securities....Capital Stock and Shareholder
                                              Reports; Taxes
Item 19.Purchase, Redemption and Pricing
             of Securities Being Offered......Purchase and Issuance of WEBS
                                              in Creation Units; Redemption
                                              of WEBS in Creation Units;
                                              Determining Net Asset Value
Item 20.Tax Status............................Dividends and Distributions;
                                              Taxes
Item 21.Underwriters..........................Investment Advisory,
                                              Management, Administrative and
                                              Distribution Services; Purchase
                                              and Issuance of WEBS in
                                              Creation Units
Item 22.Calculations of Performance Data......Not Applicable
Item 23.Financial Statements..................Financial Statements


PART C
Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C of this Registration Statement.

                           EXPLANATORY COMMENT



This Post-Effective Amendment No. 7 to the Registration Statement of WEBS Index Fund, Inc. (the "Fund") incorporates by reference Parts A and B contained in Post-Effective Amendment No. 2 to the Registration Statement of the Fund filed with the Securities and Exchange Commission on December 27, 1996. This PEA No. 7 is intended solely for the purpose of filing with the Securities and Exchange Commission the Administration and Accounting Services Agreement between the Fund and PFPC Inc. and an Addendum to said Agreement as exhibit.

                                    PART C
                               OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements:

          (1) Included in Parts A and/or B of the Registration Statement are the following audited financial statements:

              Report of Independent Accountants - October 14, 1996 Statements of Assets and Liabilities - August 31, 1996 Statements of Operations - for the period from March 12, 1996 (commencement of operations) through August 31, 1996 Statements of Changes in Net Assets - for the period from March 12, 1996 (commencement of operations) through August 31, 1996
              Financial Highlights for each WEBS Index Series for the period from March 12, 1996 (commencement of operations) through August 31, 1996
              Notes to Financial Statements

          (2) All required financial statements are included in Parts A and B hereof. All other financial statements and schedules are inapplicable.

     (b) Exhibits:

        * (1)           --    Articles of Amendment and Restatement of the
                              Fund
        * (1)  (A)      --    Articles of Amendment to the Charter of
                              Foreign Fund, Inc.
        * (2)           --    Amended Bylaws of the Fund
          (3)           --    Not applicable
        * (4)           --    Form of global certificate evidencing shares
                              of the  Common Stock, $.001 par value, of each
                              Index Series of   the Fund
         *(5)           --    Investment Management Agreement between the
                              Fund and   BZW Barclays Global Fund Advisors
         *(6)           --    Distribution Agreement between the Fund and
                              Funds  Distributor, Inc.
         *(6)  (A)      --    Form of Amendment No. 1 to the Distribution
                              Agreement   between the Fund and Funds
                              Distributor, Inc.
         *(6)  (B)      --    Form of Authorized Participant Agreement
         *(6)  (B)(1)         Authorized Participation Agreement for Merrill
                              Lynch
         *(6) (C)       --    Form of Sales and Investor Services Agreement

          (7)           --    Not applicable
         *(8)           --    Custodian Agreement between the Fund and Morgan
                              Stanley Trust Company dated as of March 5, 1996
                              between Morgan Stanley Trust Company and the
                              Fund
         *(8) (A)       --    Form of Amendment No. 1 to the Custodian
                              Agreement between the Fund and Morgan Stanley
                              Trust  Company
         *(8) (B)       --    Lending Agreement dated as of  March 5, 1996
                              between  Morgan Stanley Trust Company and the
                              Fund
          (9)           --    Administration and Accounting Services
                              Agreement   between the Fund and PFPC Inc.
         *(9) (A)       --    Form of Amendment No. 1 to the Administration
                              and  Accounting Services Agreement between the
                              Fund and  PFPC Inc.
         *(9) (B)        --   Transfer Agency Services Agreement between the
                              Fund   and PFPC Inc.
         *(9) (C)        --   Form of Amendment No. 1 to the Transfer Agency
                              Services Agreement between the Fund and PFPC
                              Inc.
         *(9) (D)        --   License Agreement between the Fund and Morgan
                              Stanley   Capital International
         *(9) (E)        --   Form of Amendment No. 1 to the License
                              Agreement  between the Fund and Morgan Stanley
                              Capital  International
          (9) (F)        --   Addendum dated January 14, 1997 to the
                              Administration and Accounting Services
                              Agreement between the Fund and PFPC Inc.
       * (10)            --   Opinion and consent of Sullivan & Cromwell
       * (11)            --   Opinion and consent of Ernst & Young, LLP
        *(12)            --   Statement of Assets and Liabilities for the
                              one-month   period ended September 30, 1996
                              (unaudited)
        *(13)            --   Subscription Agreement(s) between the Fund and
                              Funds Distributor, Inc. with respect to the
                              Fund's initial   capitalization
       * (13)(A)         --   Letter of Representations among the Depository
                              Trust Company, the Fund and Morgan Stanley
                              Trust Company
         (14)            --   Not applicable
       * (15)            --   Form of 12b-1 Plan
         (16)            --   Not applicable
         (17)            --   Financial Data Schedules are incorporated by
                              reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement, as filed on October 30, 1996 with the Securities and Exchange Commission.

-------------
 *  Previously filed.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

     As of December 27, 1996, The Depository Trust Company was the record holder of each of the initial seventeen WEBS Index Series of the Fund.

ITEM 27.  INDEMNIFICATION

     It is the Fund's policy to indemnify officers, directors, employees and other agents to the maximum extent permitted by Section 2-418 of the Maryland General Corporation Law, Article EIGHTH of the Fund's Articles of Amendment and Restatement, and Article VI of the Fund's Bylaws (each set forth below).

Section 2-418 of the Maryland General Corporation Law reads as follows:

     "2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND AGENTS.

     (a) In this section the following words have the meaning indicated.

     (1) "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

     (2) "Corporation" includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

     (3) "Expenses" include attorney's fees.

     (4) "Official capacity" means the following:

         (i) When used with respect to a director, the office of director in the corporation; and

        (ii) When used with respect to a person other than a director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

       (iii) "Official capacity" does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

     (5) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

     (6) "Proceeding" means any threatened, pending or completed action,suit or proceeding, whether civil, criminal, administrative, or investigative.

     (b) (1) A Corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

         (i) the act or omission of the director was material to the matter giving rise to the proceeding; and

          1.  Was committed in bad faith; or

          2.  Was the result of active and deliberate dishonesty; or

         (ii) The director actually received an improper personal benefit in money, property, or services; or

        (iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

      (2) (i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

         (ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

     (3) (i) The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

        (ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

     (c) A director may not be  indemnified under subsection (B) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

     (d) Unless limited by the charter:

     (1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (B) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

     (2) A court of appropriate jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

         (i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

        (ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c)of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

     (3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director's liability took place.

     (e)(1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

     (2) Such determination shall be made:

       (i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

      (ii) By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (I) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which director (sic) who are parties may participate; or

     (iii) By the shareholders.

     (3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the
determination that indemnification   is   permissible.   However, if the
determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

     (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

     (f) (1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of:

        (i) A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

       (ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

     (2) The undertaking required by subparagraph (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

     (3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

     (g) The indemnification and advancement of expenses provided or
authorized by   this  section  may  not  be  deemed  exclusive  of  any
other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of shareholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

     (h) This section does not limit the corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

     (i) For purposes of this section:

          (1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

          (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

          (3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

     (j)  Unless limited by the charter:

         (1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

          (2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

          (3) A corporation, in addition, may indemnify and advance
      expenses to an   officer, employee, or agent  who is not a  director
      to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

     (k) (1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

          (2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

          (3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

          (l) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the shareholders with the notice of the next stockholders' meeting or prior to the meeting."

Article EIGHTH of the Fund's Articles of Amendment and Restatement provides:

"The Corporation shall indemnify to the fullest extent permitted by law (including the Investment Company Act of 1940) any person made or threatened to be made a party to any action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. To the fullest extent permitted by law (including the Investment Company Act of 1940), expenses incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation. The rights provided to any person by Article EIGHTH shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as a director, officer or employee as provided above. No amendment of Article EIGHTH shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment. For purposes of Article EIGHTH, the term "Corporation" shall include any predecessor of the Corporation any constituent corporation (including any constituent of a constituent) absorbed by the Corporation in a consolidation or merger; the term "other enterprise" shall include any corporation, partnership, joint venture, trust or employee benefit plan; service "at the request of the Corporation" shall include service as a director, officer or employee of the Corporation which imposes duties on, or involves services by, such director, officer or employee with respect to an employee benefit plan, its participants or beneficiaries; any excise taxes assessed on a person with respect to an employee benefit plan shall be deemed to be indemnifiable expenses; and action by a person with respect to any employee benefit plan which such person reasonably believes to be in the interest of the participants and beneficiaries of such plan shall be deemed to be action not opposed to the best interests of the Corporation.

    Nothing in Article SEVENTH or in this Article EIGHTH protects or purports to protect any director or officer against any liability to the Corporation or its security holders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office."

Article SIXTH of the Fund's Amended Bylaws provides:

"Subject to the provisions of the Investment Company Act of 1940, the Corporation, directly, through third parties of through affiliates of the Corporation, may purchase, or provide through a trust fund, letter of credit or surety bond insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or who, while a Director, officer, employee or agent of the Corporation, is or was serving at the request of the Corporation as a Director, officer, employee or agent of the Corporation, is or was serving at the request of the Corporation as a Director, officer, employee, partner, trustee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise against any liability asserted against and incurred by such person in any such capacity or arising out of such person's positions, whether or not the Corporation would have the power to indemnify such person against such liability."

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER. See "Management of the Fund" in the Statement of Additional Information. Information as to the directors and officers of the Adviser is included in its form ADV filed with the Commission and is incorporated herein by reference thereto.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Funds Distributor Inc. is the Fund's principal underwriter. Funds Distributor Inc. also acts as a principal underwriter, depositor, or investment adviser for the following other investment companies:

Burridge Funds
The JPM Advisor Fund
Fremont Mutual Funds, Inc.
HT Insight Funds, Inc., d/b/a Harris Insight Funds
The Munder Funds Trust
The Munder Funds, Inc.
The Panagora Institutional Funds
BJB Investment Funds
The Skyline Funds
Waterhouse Investors Cash Management Fund, Inc.
Harris Insight Funds Trust
The JPM Institutional Funds
The JPM Pierpont Funds
LKCM Fund
RCM Capital Funds, Inc.
RCM Equity Funds, Inc.
St. Clair Money Market Fund

     (b) The information required by this Item 29(b) with respect to each director, officer or partner of Funds Distributor is incorporated by reference to Schedule A of Form BD Filed by Funds Distributor with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-20518).

     (C)    Not applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

ITEM 31.   MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     The Fund hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the holders of at least 10% of the Fund's outstanding shares of common stock and, in connection with such meeting,
to comply  with  the provisions   of  Section  16(c)   of  the  1940   Act
relating  to  shareholder communications.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") Act may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                            SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 15th day of January, 1997.

                                             WEBS INDEX FUND, INC.

                                   By:   /s/Nathan Most
                                        Nathan Most
                                        President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities indicated, on the 15th day of January, 1997.

SIGNATURE                             TITLE

/s/Nathan Most
Nathan Most                          President and Director


/s/John B. Carroll
John B. Carroll                      Director


/s/Timothy A. Hultquist
Timothy A. Hultquist                 Director


/s/Lloyd N. Morrisett
Lloyd N. Morrisett                   Director


/s/W. Allen Reed
W. Allen Reed                        Director


/s/Stephen M. Wynne
Stephen M. Wynne                     Treasurer (principal financial
                                          and accounting officer)


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                             EXHIBIT INDEX


(9) Administration and Accounting Services Agreement between the Fund and PFPC Inc.

(9)(F) Addendum dated January 14, 1997 to the Administration and Accounting Services Agreement between the Fund and PFPC Inc.


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